STOCK-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 103,000,000	$ 224,000,000
Current liabilities from share-based payment transactions	72,000,000	177,000,000
Non-current liabilities from share-based payment transactions	31,000,000	47,000,000
Intrinsic value of liabilities from share-based payment transactions	32,000,000	67,000,000
Expense from cash-settled share-based payment transactions	$ 70,000,000	$ 75,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 53.04	$ 54.90
Unrecognized stock-based compensation expense, stock options	$ 1,000,000	$ 14,000,000
Stock-based compensation expense (recovery)	$ 54,000,000	$ 65,000,000
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	4 years
Granted and reinvested dividends (in shares) | shares	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,583,435	2,740,952
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 56.88	$ 64.21
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000
Award vesting term (in years)	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition (in years)	4 years
Stock-based compensation expense (recovery)	$ (58,000,000)	$ 24,000,000
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term (in years)	10 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	1,246,949	1,518,926
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,448,224	2,551,728	2,402,489
Unrecognized stock-based compensation expense, period of recognition (in years)	3 years
Shares reserved for issue (in shares) | shares	4,000,000
Unrecognized stock-based compensation expense, other than options (in shares) | shares	35,000,000	57,000,000
Stock-based compensation expense (recovery)	$ 20,000,000	$ 32,000,000
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	378,296	719,851
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	0.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	100.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting term (in years)	3 years
Granted and reinvested dividends (in shares) | shares	231,590	80,510
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	908,678	956,410	1,139,884
Unrecognized stock-based compensation expense, other than options (in shares) | shares	5,000,000	0
Stock-based compensation expense (recovery)	$ (10,000,000)	$ 2,000,000
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted and reinvested dividends (in shares) | shares	6,157	6,190
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	15.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation expense (recovery)	$ 61,000,000	$ 57,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivatives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense (recovery)	$ 102,000,000	$ 7,000,000